10. INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income And Social Contribution Taxes
Schedule of deferred income and social contribution taxes
	12.31.19	12.31.18
Assets
Tax loss carryforwards (corporate income tax)	1,785,027	1,723,991
Negative calculation basis (social contribution tax)	682,175	652,418

Temporary differences - Assets
Provisions for tax, civil and labor risks	477,538	322,987
Suspended collection taxes	31,069	22,945
Expected credit losses	135,374	133,486
Provision for property, plant and equipment losses	-	37,110
Provision for losses on tax credits	60,771	62,670
Provision for other obligations	93,619	106,869
Employees' profit sharing	66,166	-
Provision for inventory losses	18,718	39,508
Employees' benefits plan	202,228	137,484
Difference on tax x accounting basic for leases	37,492	4,743
Unrealized losses on derivatives	-	30,494
Business combination - Sadia (1)	-	84,587
Other temporary differences	116,931	133,463
	3,707,108	3,492,755

Temporary differences - Liabilities
Unrealized fair value gains	(11,998)	(101,400)
Difference on tax x accounting basis for goodwill amortization	(319,592)	(318,454)
Difference on tax x accounting basis for depreciation (useful life)	(802,844)	(754,094)
Business combination - Sadia (1)	(640,318)	(724,015)
Other - exchange rate variation	(69,142)	(100,325)
Other temporary differences	(33,154)	(40,589)
	(1,877,048)	(2,038,877)

Total deferred tax	1,830,060	1,453,878

Total Assets	1,915,370	1,519,652
Total Liabilities	(85,310)	(65,774)
	1,830,060	1,453,878

(1)       The deferred tax asset on the Sadia business combination was recorded on the amortization difference between the accounting and tax goodwill calculated on the purchase price allocation date. The deferred tax liability on the Sadia business combination is substantially represented by the allocation of goodwill to property, plant and equipment, brands and contingent liabilities.

Schedule of rollforward deferred tax

The roll-forward of deferred tax assets is set forth below:

	12.31.19	12.31.18

Beginning balance	1,453,878	1,214,063
Deferred income and social contribution recognized in the statement of income	290,094	340,144
Deferred income and social contribution recognized in other comprehensive income	60	(68,688)
Deferred income and social contribution related to discontinued operations	116,883	(35,414)
Other	(30,855)	3,773
Ending balance	1,830,060	1,453,878

Schedule of deferred tax

 Management believes that it is probable that these deferred tax credits will be realized, as shown below:

2020	53,685
2021	100,037
2022	159,307
2023	267,209
2024	291,568
2025 to 2027	945,298
2028 onwards	650,098
2,467,202

Schedule of income and social contribution taxes reconciliation
	12.31.19	12.31.18	12.31.17

Income (loss) before income and social contribution - continued operations	882,938	(2,447,808)	(1,218,574)
Nominal tax rate	34%	34%	34%
Credit (expense) at nominal rate	(300,199)	832,255	414,315

Reconciling items
Income from associates and joint ventures	73,995	6,023	7,610
Difference of tax rates on results of foreign subsidiaries	(792)	389,467	(205,128)
Deferred tax assets not recognized (1)	(38,464)	(347,116)	-
Results from foreign subsidiaries	-	-	-
Share-based payment	(14,172)	(5,842)	(7,312)
Transfer price	(16,966)	(79,043)	(15,826)
Penalties	(48,633)	(1,626)	(6,844)
Investment grant	64,127	59,236	49,083
Write-off of non-realizable tax assets - SHB incorporation	-	(268,701)	-
Reversal (recognition) of provision with no deferred tax constituted	481,356	(244,591)	-
Other permanent differences	(4,857)	(6,760)	15,911
	195,395	333,302	251,809

Current income tax	(94,699)	(6,842)	41,227
Deferred income tax	290,094	340,144	210,582

(1)       Amount related to the non-recognition of deferred tax on tax losses and negative basis in the amount of R$ 113,129, due to limiting the ability of realization (note 10.2).